SHARE-BASED COMPENSATION (Details 2) - USD ($)					12 Months Ended
	Sep. 01, 2015	Sep. 29, 2014	Apr. 18, 2014	Mar. 15, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating expense [Member] | Continuing operations [Member]
Other disclosures
Share-based compensation
Operating expense [Member] | Discontinued operations [Member]
Other disclosures
Share-based compensation					$ 7,176,600	$ 1,571,935	$ 909,904
2011 Plan [Member]
Number of share options
Outstanding at beginning of year					39,249,022
Granted
Forfeited and expired					(1,079,202)
Exercised					(6,866,280)
Outstanding at end of year					31,303,540	39,249,022
Exercisable at end of year					31,303,540
Weighted average exercise price
Outstanding at beginning of year					$ 0.07
Granted
Forfeited and expired					$ 0.02
Exercised					0.02
Outstanding at end of year					0.08	$ 0.07
Exercisable at end of year					0.08
Weighted average grant date fair value
Outstanding at beginning of year					$ 0.11
Granted
Forfeited and expired					$ 0.08
Exercised					0.08
Outstanding at end of year					0.26	$ 0.11
Exercisable at end of year					$ 0.26
Weighted average remaining contractual life
Outstanding at end of year					1 year 4 months 2 days	2 years 6 months 4 days
Exercisable at end of year					1 year 4 months 2 days
Aggregate intrinsic value
Outstanding					$ 1,734,975	$ 3,512,311
Exercisable					1,734,975
Other disclosures
Share-based compensation due to modification					7,503,976
Reversal amount of share-based compensation					$ 327,376
2011 Plan [Member] | Options [Member]
Other disclosures
Unvested options	3,312,618
Fair value assumptions
Expected volatility			58.00%	65.00%
Risk-free interest rate			1.80%	0.90%
Expected dividend yield
Exercise price			$ 0.01	$ 0.2
Fair value of the underlying ordinary shares	$ 0.38		$ 0.0590	$ 0.0611
2011 Plan [Member] | Options [Member] | Minimum [Member]
Fair value assumptions
Expected volatility	60.30%
Risk-free interest rate	0.47%
Exercise price	$ 0.01
2011 Plan [Member] | Options [Member] | Maximum [Member]
Fair value assumptions
Expected volatility	65.10%
Risk-free interest rate	0.88%
Exercise price	$ 0.20
2011 Plan [Member] | Board of Directors and Executives [Member] | Ordinary shares [Member]
Other disclosures
Shares transferred by main shareholder		30,372,540
Fair value		$ 0.138
Share-based compensation		$ 4,190,449